Group assets and liabilities - measurement - Carried at fair value (Details) - At fair value - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Total financial investments, net of derivative liabilities	£ 401,133	£ 407,270
Total financial instruments at fair value	£ 370,157	£ 376,066
Percentage of total	100.00%	100.00%
Loans
Financial instruments
Financial assets	£ 4,783	£ 4,837
Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	229,707	223,391
Debt securities
Financial instruments
Financial assets	160,305	171,374
Financial assets classified as available-for-sale	35,860	35,293
Other investments (including derivative assets)
Financial instruments
Financial assets	9,487	10,423
Derivative liabilities
Financial instruments
Financial liabilities	(3,149)	(2,755)
Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(16,713)	(17,397)
Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities	(1,746)	(1,887)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(9,358)	(8,889)
Other financial liabilities
Financial instruments
Financial liabilities	(3,159)	(3,031)
Level 1
Financial instruments
Total financial investments, net of derivative liabilities	276,761	273,681
Total financial instruments at fair value	£ 271,577	£ 268,845
Percentage of total	74.00%	72.00%
Level 1 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 223,938	£ 218,083
Level 1 | Debt securities
Financial instruments
Financial assets	52,760	55,579
Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	113	87
Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(50)	(68)
Level 1 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(5,184)	(4,836)
Level 2
Financial instruments
Total financial investments, net of derivative liabilities	114,036	123,815
Total financial instruments at fair value	£ 93,916	£ 102,778
Percentage of total	25.00%	27.00%
Level 2 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 5,251	£ 4,937
Level 2 | Debt securities
Financial instruments
Financial assets	106,892	115,141
Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	4,592	5,912
Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(2,699)	(2,175)
Level 2 | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(16,713)	(17,397)
Level 2 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(3,407)	(3,640)
Level 3
Financial instruments
Total financial investments, net of derivative liabilities	10,336	9,774
Total financial instruments at fair value	£ 4,664	£ 4,443	£ 4,593
Percentage of total	1.00%	1.00%
Level 3 | Loans
Financial instruments
Financial assets	£ 4,783	£ 4,837	2,699
Level 3 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	518	371	722
Level 3 | Debt securities
Financial instruments
Financial assets	653	654	942
Level 3 | Other investments (including derivative assets)
Financial instruments
Financial assets	4,782	4,424	4,480
Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	(400)	(512)	(516)
Level 3 | Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities	(1,746)	(1,887)
Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(767)	(413)	(883)
Level 3 | Other financial liabilities
Financial instruments
Financial liabilities	(3,159)	(3,031)	£ (2,851)
With-profits
Financial instruments
Total financial investments, net of derivative liabilities	£ 148,182	£ 145,847
Percentage of total	100.00%	100.00%
With-profits | Loans
Financial instruments
Financial assets	£ 1,848	£ 2,023
With-profits | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	64,263	62,168
With-profits | Debt securities
Financial instruments
Financial assets	75,987	75,093
With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	7,127	7,246
With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(1,043)	(683)
With-profits | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	£ 88,741	£ 86,490
Percentage of total	60.00%	60.00%
With-profits | Level 1 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 59,025	£ 57,347
With-profits | Level 1 | Debt securities
Financial instruments
Financial assets	29,680	29,143
With-profits | Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	76	68
With-profits | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(40)	(68)
With-profits | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	£ 52,882	£ 53,095
Percentage of total	36.00%	36.00%
With-profits | Level 2 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 4,748	£ 4,470
With-profits | Level 2 | Debt securities
Financial instruments
Financial assets	45,952	45,602
With-profits | Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	3,185	3,638
With-profits | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(1,003)	(615)
With-profits | Level 3
Financial instruments
Total financial investments, net of derivative liabilities	£ 6,559	£ 6,262
Percentage of total	4.00%	4.00%
With-profits | Level 3 | Loans
Financial instruments
Financial assets	£ 1,848	£ 2,023
With-profits | Level 3 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	490	351
With-profits | Level 3 | Debt securities
Financial instruments
Financial assets	355	348
With-profits | Level 3 | Other investments (including derivative assets)
Financial instruments
Financial assets	3,866	3,540
Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	£ 173,518	£ 169,340
Percentage of total	100.00%	100.00%
Unit-linked and variable annuity separate account | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 163,210	£ 159,098
Unit-linked and variable annuity separate account | Debt securities
Financial instruments
Financial assets	10,307	10,219
Unit-linked and variable annuity separate account | Other investments (including derivative assets)
Financial instruments
Financial assets	14	24
Unit-linked and variable annuity separate account | Derivative liabilities
Financial instruments
Financial liabilities	(13)	(1)
Unit-linked and variable annuity separate account | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	£ 167,854	£ 163,636
Percentage of total	97.00%	97.00%
Unit-linked and variable annuity separate account | Level 1 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 162,698	£ 158,631
Unit-linked and variable annuity separate account | Level 1 | Debt securities
Financial instruments
Financial assets	5,162	4,993
Unit-linked and variable annuity separate account | Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	3	12
Unit-linked and variable annuity separate account | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(9)
Unit-linked and variable annuity separate account | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	£ 5,639	£ 5,686
Percentage of total	3.00%	3.00%
Unit-linked and variable annuity separate account | Level 2 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 494	£ 457
Unit-linked and variable annuity separate account | Level 2 | Debt securities
Financial instruments
Financial assets	5,145	5,226
Unit-linked and variable annuity separate account | Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	4	4
Unit-linked and variable annuity separate account | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(4)	(1)
Unit-linked and variable annuity separate account | Level 3
Financial instruments
Total financial investments, net of derivative liabilities	25	£ 18
Percentage of total		0.00%
Unit-linked and variable annuity separate account | Level 3 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	18	£ 10
Unit-linked and variable annuity separate account | Level 3 | Other investments (including derivative assets)
Financial instruments
Financial assets	7	8
Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	£ 79,433	£ 92,083
Percentage of total	100.00%	100.00%
Non-linked shareholder-backed | Loans
Financial instruments
Financial assets	£ 2,935	£ 2,814
Non-linked shareholder-backed | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	2,234	2,125
Non-linked shareholder-backed | Debt securities
Financial instruments
Financial assets	74,011	86,062
Non-linked shareholder-backed | Other investments (including derivative assets)
Financial instruments
Financial assets	2,346	3,153
Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities	(2,093)	(2,071)
Non-linked shareholder-backed | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	£ 20,166	£ 23,555
Percentage of total	25.00%	25.00%
Non-linked shareholder-backed | Level 1 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 2,215	£ 2,105
Non-linked shareholder-backed | Level 1 | Debt securities
Financial instruments
Financial assets	17,918	21,443
Non-linked shareholder-backed | Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	34	7
Non-linked shareholder-backed | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(1)
Non-linked shareholder-backed | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	£ 55,515	£ 65,034
Percentage of total	70.00%	71.00%
Non-linked shareholder-backed | Level 2 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 9	£ 10
Non-linked shareholder-backed | Level 2 | Debt securities
Financial instruments
Financial assets	55,795	64,313
Non-linked shareholder-backed | Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	1,403	2,270
Non-linked shareholder-backed | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(1,692)	(1,559)
Non-linked shareholder-backed | Level 3
Financial instruments
Total financial investments, net of derivative liabilities	£ 3,752	£ 3,494
Percentage of total	5.00%	4.00%
Non-linked shareholder-backed | Level 3 | Loans
Financial instruments
Financial assets	£ 2,935	£ 2,814
Non-linked shareholder-backed | Level 3 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	10	10
Non-linked shareholder-backed | Level 3 | Debt securities
Financial instruments
Financial assets	298	306
Non-linked shareholder-backed | Level 3 | Other investments (including derivative assets)
Financial instruments
Financial assets	909	876
Non-linked shareholder-backed | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	£ (400)	£ (512)